UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue,        Suite 3117      Memphis, TN              38137

(Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end:  04/30/2009

Date of reporting period: 10/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholder for the period ended October 31, 2008 pursuant to rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

THE USX China Fund

SEMI-ANNUAL REPORT

October 31, 2008
(Unaudited)

For additional information call Toll Free:  (877) -CHINA35
                                                                       (877) - 244-6235

Parr Family of Funds	SEMI-ANNUAL REPORT

December 15, 2008

Dear Investor,

Greetings!!! As Portfolio Manager of The USX China Fund (the “Fund”), I share in your concern over the value of our stocks.  The Fund’s average annual total returns for the six-month period ended October 31, 2008 and since inception as compared to the Fund’s benchmarks were as follows:

Average Annual Total Return

		Six-Month Period Ended October 31, 2008(1)	Commencement of Operations
			through October 31, 2008
Class A(2)	With sales charge	(48.93)%	(8.61)%
	Without sales charge	(46.52)%	(7.24)%
Class C(3)	With contingent deferred sales charge	(47.21)%	(6.95)%
	Without contingent deferred sales charge	(46.68)%	(6.95)%
S&P 500 Total Return(4) *		(29.28)%	(4.24)%
MSCI AC Asia Pacific Excluding Japan Index(4) **		(49.26)%	(0.07)%
Halter USX China Index(4) ***		(49.16)%	3.80%

(1)	Aggregate total return, not annualized.
(2)	The USX China Fund Class A shares commenced operations on September 23, 2005.
(3)	The USX China Fund Class C shares commenced operations on July 1, 2005.
(4)	The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005.

What has and is happening?

First, we are in the middle of the great deleveraging of the 21st Century.  Excess leverage such as a 78 to 1 debt to equity ratio for American International Group, Inc. (AIG) and a 33 to 1 ratio for The Carlyle Group combined with all the excess debt from commercial to investor banks to hedge funds and private equity funds set off a forced liquidation.  Commercial banks trying to repair their tier one capital ratios called their loans made to these companies.  Forced liquidation of all asset classes began late last year and has picked up speed as all Western economies began to go into recession or no growth.  Even China has slowed from 11-12% GDP growth to 8% GDP growth.  Better 8% growth than no growth or negative growth.

Second, as forced liquidation of public shares by hedge funds grew, potential investors began to literally slip into an intellectual and emotional freeze.  Long-term fans of authors Graham and Dodd and investor Warren Buffett quit investing, preferring to stay on the sidelines trying to time when the forced liquidation will end.

The Fund’s top five holdings as of October 31, 2008 were as follows:

1.	China-Biotics, Inc.	19.00%
2.	Wuhan General Group China, Inc.	17.98%
3.	Shengtai Pharmaceutical, Inc.	8.11%
4.	Fuqi International, Inc.	4.72%
5.	China Pharma Holdings, Inc.	4.66%

The percentages in the above table are based on net assets of the Fund as of October 31, 2008 and are subject to change.

So, now we have a portfolio of Chinese companies focused on domestic demand, infrastructure spending, health care and food that trades mostly at less than tangible book value with no or very little debt and that still has high growth rates of revenue and net earnings versus trailing 12-month earnings per share of less than 2-4 times in most cases.

Parr Family of Funds	SEMI-ANNUAL REPORT

As of October 31, 2008 the industry areas of the Fund’s portfolio reflected companies with the following weightings:

1.	Biotechnology & Pharmaceuticals	33.76%
2.	Machinery & Manufacturing	17.05%
3.	Electronics & Electrical Equipment & Components	12.52%
4.	Computers & Computer Services & Software	7.55%
5.	Retail & Commercial Services	6.67%
6.	Food & Beverage	6.15%
7.	Energy & Natural Resources	4.79%
8.	Building, Housing & Land Development	3.90%
9.	Travel Services	1.98%
10.	Auto Parts & Equipment	1.43%
11.	Chemicals	1.01%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of October 31, 2008 and are subject to change.

An extreme example of this is our 262,600 share holding of China Housing and Land (CHLN, 2.52% of Fund’s portfolio at market) which was sold down to less than $30 million in market capitalization.  Highlights of the company’s financials are as follows:

1.	2007 revenue of $74 million
2.	Assets of $205 million on 9/30/08
3.	Cash of $96 million when I personally met with the company’s top management recently
4.	Operation in Xi’an, home to 8.3 million people
5.	Earnings per share in 2007 of 62 cents

If the stock does not go higher in 2009, the company should probably just take its cash of 3 times market cap and go back to being private.  Companies below tangible book value trading at 2 times last year’s earnings with approximately 8 times market cap in one of the fastest growing cities borders on an insane valuation.  Would this not qualify for buy when fear is at its peak?  Does this not represent true Graham and Dodd value?  The organization’s entire financial report can be viewed at www.chldinc.com.

Lastly, we believe China’s stimulus package is much better than the West’s response as it comes from a position of strength not weakness as expressed by Justin Yifu Lin, chief economist for the World Bank.  Mr. Lin’s article can be viewed at www.chldinc.com.

Thank you for your support and continued faith in our ability to guide your investment.

Stephen L. Parr
Senior Portfolio Manager and President of The USX China Fund

This report is intended for the shareholders of The USX China Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s current prospectus, a copy of which may be obtained by calling 1-877-244-6235.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. Please consider the Fund’s objective, risk, charges and expenses carefully before investing in the Fund. The prospectus contains information about those and other important matters relating to the Fund.  Please read the prospectus carefully before you invest.

Parr Family of Funds	SEMI-ANNUAL REPORT

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-244-6235.

The maximum sales charge for Class A shares is 4.50%.  Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A purchases exceeding $3 million are redeemed within one year of purchase.  Class C shareholders pay a 1.00% CDSC if shares are redeemed within one year of purchase.

* The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

** The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

*** The Halter USX China Index by Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 8, 2008 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	2.36%
The USX China Fund Class A shares, after waiver and reimbursement ***	2.26%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	3.11%
The USX China Fund Class C shares, after waiver and reimbursement ***	3.01%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses) to 2.25% of the average daily net assets of the Fund’s Class A shares and 3.00% of the average daily net assets of the Fund’s Class C shares through April 30, 2009.  Total Gross Operating Expenses (Annualized) during the six-month period ended October 31, 2008 were 2.59% for the Class A shares and 3.56% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six-month period ended October 31, 2008.

Parr Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 05/01/08 through 10/31/08.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2008

Actual Fund Return (in parentheses)	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Expenses Paid During Period*
The USX China Fund Class A (-46.52%)	$1,000.00	$534.80	$8.70
The USX China Fund Class C (-46.68%)	1,000.00	533.20	11.59
Hypothetical 5% Fund Return	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Expenses Paid During Period*
The USX China Fund Class A	$1,000.00	$1,013.86	$11.42
The USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00 % for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235.  Please read it carefully before you invest or send money.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2008 (Unaudited)

COMMON STOCK - (96.81%)	Shares	Value

AUTO PARTS & EQUIPMENT (1.43%)
SORL Auto Parts, Inc. *	50,400	$135,072
Wonder Auto Technology, Inc. *	20,400	81,396
		216,468

BIOTECHNOLOGY (19.00%)
China-Biotics, Inc. *	286,700	2,867,000

BUILDING MATERIALS (0.54%)
China GengSheng Minerals, Inc. *	101,800	81,440

CHEMICALS (1.01%)
Gulf Resources, Inc. *	435,200	152,320

COMPUTERS & COMPUTER SERVICES (1.07%)
PacificNet, Inc. *	576,300	161,364

COMMERCIAL SERVICES (1.95%)
China Direct, Inc. *	40,100	101,453
ChinaCast Education Corp. *	80,300	193,523
		294,976

ELECTRICAL COMPONENTS & EQUIPMENT (10.77%)
China 3C Group *	437,000	428,260
China Ritar Power Corp. *	319,300	530,038
Fushi Copperweld, Inc. *	150,000	667,500
		1,625,798

ELECTRONICS (1.75%)
China Security & Surveillance Technology, Inc. *	25,200	263,844

ENERGY - ALTERNATE SOURCES (2.61%)
China Solar & Clean Energy Solutions, Inc. *	347,300	364,665
Gushan Environmental Energy, Ltd. - ADR	10,000	28,900
		393,565

FOOD & BEVERAGE (6.15%)
China Nutrifruit Group, Ltd. *	3,100	10,230
China Nutrifruit Group, Ltd. * F	90,000	270,000
New Dragon Asia Corp. *	116,500	43,093
Zhongpin, Inc. *	70,300	605,283
		928,606
HOME BUILDERS (3.36%)
China Housing & Land Development, Inc. *	259,900	379,454
Xinyuan Real Estate Co., Ltd. - ADR *	50,200	127,006
		506,460

IRON & STEEL (0.76%)
General Steel Holdings, Inc. *	15,000	71,100
Sutor Technology Group, Ltd. *	20,000	43,000
		114,100
MACHINERY DIVERSIFIED (15.14%)
Wuhan General Group China, Inc. *	462,400	2,284,256

MINING (0.92%)
Puda Coal, Inc. *	239,500	47,900
Smartheat, Inc. *	3,300	14,850
Smartheat, Inc. * F	20,000	76,000
		138,750

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2008 (Unaudited)

COMMON STOCK - (96.81%) (continued)		Shares	Value

MISCELLANEOUS MANUFACTURING (1.15%)
China Fire & Security Group, Inc. *		20,200	$173,720

OIL & GAS (1.26%)
WSP Holdings, Ltd. - ADR *		40,000	189,600

PHARMACEUTICALS (14.76%)
Benda Pharmaceutical, Inc. *		1,370,077	205,512
China Pharma Holdings, Inc. *		426,100	703,065
China Sky One Medical, Inc. *		10,600	95,188
Shengtai Pharmaceutical, Inc. *		815,700	1,223,550
			2,227,315

RETAIL (4.72%)
Fuqi International, Inc. *		90,000	711,900

SOFTWARE (6.48%)
China Information Security Technology, Inc. *		120,300	477,591
Noah Education Holdings, Ltd. - ADR *		50,400	131,040
SinoHub, Inc. *		4,100	9,225
SinoHub, Inc. * F		200,000	360,000
			977,856
TRAVEL SERVICES (1.98%)
Universal Travel Group *		459,900	298,935

TOTAL COMMON STOCK (Cost $25,554,636)			14,608,273

	Expiration Date -
WARRANTS - (2.84%)	Exercise Price
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	-
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoHub, Inc. A * F	09/08/11 - $ 2.15	50,000	-
SinoHub, Inc. B * F	09/08/13 - $ 3.00	50,000	-
Smartheat, Inc. * F	08/22/11 - $ 6.00	20,000	-
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	427,860
TOTAL WARRANTS (Cost $103,268)			427,860

SHORT TERM INVESTMENTS (0.27%)
Fifth Third Institutional Money Market Fund, 2.93% ** (Cost $40,568)		40,568	40,568

TOTAL INVESTMENTS (Cost $25,698,472) - 99.92%			$15,076,701
OTHER ASSETS EXCESS OF LIABILITIES NET - 0.08%			12,239
NET ASSETS - 100%			$15,088,940

* Non-income producing security.
** Rate shown represents the rate at October 31, 2008, is subject to change and resets daily.
ADR American Depositary Receipt

F            These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at October 31, 2008 is $706,000 which represents 4.68% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

90,000 shares of China Nutrifruit Group Ltd. were acquired on 08/07/08 at a price of $2.78 per share.  The current fair value of such security is $3.00 per share which is 90.91% of the market value of unrestricted securities of the same issuer.

200,000 shares, 50,000 09/08/11 warrants and 50,000 09/08/13 warrants of SinoHub, Inc. were acquired on 09/08/08 at a price of $1.70 per share,  $0.00 per 09/08/11 warrant and $0.00 per 09/08/13 warrant.  The current fair values of such securities are $1.80 per share, $0.00 per 09/08/11 warrant and $0.00 per 09/08/13 warrant which are 80.00%, 0.00% and 100.00%, respectively, of the market values of unrestricted securities of the same issuer.

20,000 shares and 20,000 08/22/11 warrants of Smartheat, Inc. were acquired on 06/27/08 at a price of $3.50 per share and $0.00 per warrant.  The current fair values of such securities are $3.80 per share and $0.00 per warrant which are 84.44% and 100.00%, respectively, of the market values of unrestricted securities of the same issuer.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2008 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at market (cost: $25,698,472)	$15,076,701
Receivables:
Investments sold	62,856
Capital shares sold	32,747
Dividends and interest	3
Prepaid expenses	36,589
Total assets	15,208,896

Liabilities:
Payables:
Investments purchased	61,022
Capital shares redeemed	8,186
Distribution fees	41,895
Due to Administrator	7,949
Other liabilities and accrued expenses	904
Total liabilities	119,956
Net Assets	$15,088,940

Net Assets consist of:
Common stock	$2,159
Additional paid-in capital	27,726,725
Accumulated undistributed net investment loss	(297,666)
Accumulated realized loss on investments	(1,720,507)
Net unrealized depreciation on investments	(10,621,771)

Total Net Assets (2,159,107 shares outstanding; unlimited shares of $0.001 par value
authorized)	$15,088,940

Class A shares:
Net Assets applicable to 2,017,716 shares outstanding	$14,113,003
Net Asset Value per share	$6.99

Offering price per share Class A *	$7.32

Minimum redemption price per share Class A **	$6.96

Class C shares:
Net Assets applicable to 141,391 shares outstanding	$975,937
Net Asset Value and offering price per share	$6.90

Minimum redemption price per share Class C ***	$6.83

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund

For the Six-Month
Period Ended
October 31, 2008
(Unaudited)
Investment income:
Interest	$667
Dividends	18,697
Total investment income	19,364

Expenses:
Investment advisory fees	172,246
Distribution fees - Class A	32,121
Distribution fees - Class C	9,314
Accounting and transfer agent fees	41,714
Legal fees	26,064
Insurance fees	17,042
Custody fees	13,644
Registration fees	13,540
Audit fees	10,006
Compliance officer compensation	9,044
Out of pocket expenses	6,683
Miscellaneous	6,231
Trustee fees	4,839
Pricing fees	2,123
Printing fees	1,008
Total expenses	365,619
Less: fees waived and expenses absorbed	(48,589)
Net expenses	317,030

Net investment loss	(297,666)

Realized and unrealized loss on investments:
Net realized loss on investments	(3,052,827)
Net change in unrealized depreciation on investments	(10,548,845)
Net loss on investments	(13,601,672)

Net decrease in net assets resulting from operations	$(13,899,338)

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund

	For the Six-Month Period Ended October 31, 2008	For the year ended April 30, 2008
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(297,666)	$(579,919)
Net realized gain (loss) on investments	(3,052,827)	7,603,768
Net change in unrealized depreciation on investments	(10,548,845)	(7,249,387)
Net decrease in net assets resulting from operations	(13,899,338)	(225,538)

Distributions to shareholders from:
Net realized gain	-	(5,520,721)

Increase (decrease) in net assets from capital share transactions (Note 2)	(4,839,241)	6,610,989

Total increase (decrease) in net assets	(18,738,579)	864,730

Net Assets:
Beginning of period	33,827,519	32,962,789

End of period	$15,088,940	$33,827,519

Accumulated undistributed net investment loss	$(297,666)	$-

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class A *
	For the Six-Month Period Ended October 31, 2008 (Unaudited)		For the year ended April 30, 2008	For the year ended April 30, 2007	For the Period September 23, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$13.07		$14.62	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.12)		(0.23)	(0.15)	0.01
Net realized and unrealized gain (loss) on investments	(5.96)		1.02	2.80	1.92
Total from investment operations	(6.08)		0.79	2.65	1.93

Distributions:
From net realized capital gain	-		(2.34)	(0.06)	-
Total distributions	-		(2.34)	(0.06)	-

Net Asset Value, End of Period	$6.99		$13.07	$14.62	$12.03

Total Return (c)	(46.52	)%(b)	1.83%	22.09%	19.11	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,113		$31,650	$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.59%[1]		2.35%	2.80%	9.46%[1]
After fees waived and expenses absorbed	2.25%[1]		2.25%	2.18%	1.99%[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.45)%[1]		(1.51)%	(1.80)%	(7.38)%[1]
After fees waived and expenses absorbed	(2.11)%[1]		(1.41)%	(1.18)%	0.09%[1]

Portfolio turnover rate	42.71%		75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
*	The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class C **
	For the Six-Month Period Ended October 31, 2008 (Unaudited)		For the year ended April 30, 2008	For the year ended April 30, 2007	For the Period July 1, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$12.94		$14.59	$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.16)		(0.35)	(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	(5.89)		1.04	2.80	2.11
Total from investment operations	(6.05)		0.69	2.54	2.01

Distributions:
From net realized capital gain	-		(2.34)	-	-
Total distributions	-		(2.34)	-	-

Paid-in capital from CDSC fees	0.01		- (b)	0.04	-

Net Asset Value, End of Period	$6.90		$12.94	$14.59	$12.01

Total Return (d)	(46.68	)%(c)	1.12%	21.48%	20.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$976		2,177	$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.56%[1]		3.10%	3.85%	7.94%[1]
After fees waived and expenses absorbed	3.00%[1]		3.00%	3.00%	1.67%[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.42)%[1]		(2.26)%	(2.89)%	(7.40)%[1]
After fees waived and expenses absorbed	(2.86)%[1]		(2.16)%	(2.04)%	(1.12)%[1]

Portfolio turnover rate	42.71%		75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
**	The USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 the “1940 Act”).  The sole series of shares of the Trust is The USX China Fund (the “Fund”).  The Fund is a non-diversified Fund.  The Fund’s investment objective is long term growth of capital.  The Fund’s investment adviser is Parr Financial Group, LLC (“Parr” or the “Adviser”). The Fund was registered to offer two classes of shares, Class A and Class C shares.  The Class C shares commenced operations on July 1, 2005.  The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of October 31, 2008, three (3) securities were valued as determined by the Board of Trustees.

b)        Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 90,000 shares of China Nutrifruit Group Ltd., 200,000 shares and 100,000 warrants of SinoHub, Inc., 20,000 shares and 20,000 warrants of Smartheat, Inc. were initiated by the Adviser as a private placement offering.  Other clients of the Adviser also participated in the private placement.  The security that is part of the private placement offering is restricted from sale until such time as its registration becomes effective and the restriction is lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  The total fair value of these securities as of October 31, 2008 is $706,000, which represents 4.68% of the Fund’s total net assets.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund adopted SFAS No. 157 on May 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157—Summary of Fair Value Exposure at October 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008 in valuing the Fund’s investments carried at fair value:

Investments in:	Value	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Securities	$14,648,841	$13,942,841	$706,000	$-
Other Financial Instruments *	427,860	427,860	-	-
Total	$15,076,701	$14,370,701	$706,000	$-

* Other Financial Instruments include warrants.

c)         Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six-month period ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statement of operations.  During the six-month period, the Fund did not incur any interest or penalties.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)        Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)        Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)        Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six-month period ended October 31, 2008 were as follows:

	Class A
	Shares	Amount
Sold	81,816	$957,756
Reinvested	-	$-
Redeemed	(485,086)	(5,570,078)
Net Increase	(403,270)	$(4,612,322)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six-month period ended October 31, 2008 were as follows:

	Class C
	Shares	Amount
Sold	6,683	$83,964
Reinvested	-	-
Redeemed	(33,593)	(310,883)
Net Increase	(26,910)	$(226,919)

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2008 were as follows:

	Class A
	Shares	Amount
Sold	796,124	$13,065,270
Reinvested	274,211	$4,623,203
Redeemed	(841,503)	(12,785,148)
Net Increase	228,832	$4,903,325

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2008 were as follows:

	Class C
	Shares	Amount
Sold	102,054	$1,641,315
Reinvested	13,964	$233,624
Redeemed	(10,013)	(167,276)
Net Increase	106,005	$1,707,663

3.	INVESTMENT TRANSACTIONS

For the six-month period ended October 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$11,526,190	$16,676,964

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions.  As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund.  For the six-month period ended October 31, 2008, the Adviser earned $172,246 of advisory fees.  For the six-month period ended October 31, 2008, the Adviser waived advisory fees of $48,589.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan).  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.  Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund's average daily net assets.  For the six-month period ended October 31, 2008, there were no reimbursements of Fund expenses made by the Adviser.

One trustee of the Fund is also an officer of the Adviser.  Certain officers of the Fund are also employees of the Adviser.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.  For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses.  In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets.  For the six-month period ended October 31, 2008, Matrix earned $48,397 including out of pocket expenses, with $6,405 remaining payable at October 31, 2008.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses.  For the six-month period ended October 31, 2008, Matrix earned $9,044 including out of pocket expenses, with $1,544 remaining payable at October 31, 2008.

Certain officers of the Fund are also employees of Matrix

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds.  Matrix serves as underwriter/distributor of the Funds.  Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund.  Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.  For the six-month period ended October 31, 2008, Matrix received $3,600 from accruals made pursuant to Rule 12b-1, with $600 remaining payable at October 31, 2008.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders.  Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively.  For the six-month period ended October 31, 2008, the Fund accrued $32,121 and $9,314 in 12b-1 expenses attributable to Class A and Class C shares, respectively.

5.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2008 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
The USX China Fund	$26,001,992	$1,700,183	$(12,625,474)	$(10,925,291)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of April 30, 2008, the Fund’s components of distributable earnings on a tax basis were as follows:

The USX China Fund
Unrealized Depreciation	$(290,965)
Undistributed Capital Gains	1,550,358
Distributable Earnings, Net	$1,259,393

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the Fiscal Year Ended April 30, 2008	For the Fiscal Year Ended April 30, 2007
Ordinary Income	$-	$117,901
Short-Term Capital Gains	-	-
Long-Term Capital Gains	5,520,721	-

7.	CONCENTRATION OF RISK

The USX China Fund will primarily invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China.  Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2008, Sterne, Agee & Leach, Inc. held 28.02% of The USX China Fund Class A shares in an omnibus account for the sole benefit of its customers.  As of October 31, 2008, Sterne, Agee & Leach, Inc. held 60.63% of The USX China Fund Class C shares in an omnibus account for the sole benefit of its customers.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT ACCOUNTING PROUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Parr Family of Funds	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information—The tax information below is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

On December 17, 2008, the Fund declared a long-term capital gain distribution of $1,550,358 ($0.731752 per share), which was payable on December 18, 2008.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA  30309

C. Richard Ropka, Esq.
Counsel for Independent Trustees
215 Fries Mill Road
Turnersville, NJ 08012

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholder filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable Fund is an open-end management investment company

ITEM10.	SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds
/s/ Stephen L. Parr
By Stephen L. Parr, President
Date: January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Stephen L. Parr, President	/s/ Stephen L. Parr
Date: January 5, 2009

By Dorothy L. Westmoreland, Treasurer	/s/ Dorothy L. Westmoreland
Date: January 5, 2009